ACQUISITIONS (Tables) - Deutsche Hospitality	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of unaudited pro forma results of operation

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2019 and 2020 assuming that the acquisition occurred as of January 1, 2019. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2019.

	Period Ended December 31,
	2019	2020
Pro forma total revenue	14,995	10,196
Pro forma net income (loss)	1,780	(2,204)

Schedule of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	The lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-lives
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liability, current	(296)
Finance lease liability, current	(21)
Other current liabilities	(784)
Operating lease liability, non-current	(8,553)
Finance lease liability, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624